UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09150

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80 Summit, NJ		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80 Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	3/31/2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

INDUSTRY LEADERS FUND

Portfolio of Investments — March 31, 2010 (unaudited)

Shares		Value

COMMON STOCKS - 98.31%

	Advertising - 0.21%
760	Omnicom Group, Inc.	$29,496

	Aerospace/Defense - 3.42%
2,570	General Dynamics Corp.	198,404
3,690	United Technologies Corp.	271,621
		470,025
	Agriculture - 2.47%
9,940	Archer-Daniels-Midland Co.	287,266
1,000	Philip Morris International, Inc.	52,160
		339,426
	Apparel - 0.66%
570	Nike, Inc. - Class B	41,895
600	VF Corp.	48,090
		89,985
	Auto Manufacturers - 0.17%
530	PACCAR, Inc.	22,970

	Banks - 14.82%
17,820	Bank of America Corp.	318,087
7,082	JPMorgan Chase & Co.	316,920
4,440	Morgan Stanley	130,048
10,270	The Bank of New York Mellon Corp.	317,138
1,860	The Goldman Sachs Group, Inc.	317,372
12,270	U.S. Bancorp	317,548
10,220	Wells Fargo & Co.	318,046
		2,035,159
	Beverages - 1.35%
3,360	The Coca-Cola Co.	184,800

	Biotechnology - 0.63%
1,450	Amgen, Inc. (a)	86,652

	Chemicals - 0.66%
1,090	Praxair, Inc.	90,470

	Commercial Services - 2.30%
3,470	VISA, Inc., Class A	315,874

	Computers - 3.13%
480	Apple, Inc. (a)	112,766
5,955	Hewlett-Packard Co.	316,508
		429,274
	Cosmetics/Personal Care - 1.94%
350	The Estee Lauder Cos., Inc.	22,704
3,860	The Procter & Gamble Co.	244,222
		266,926
	Electric - 3.05%
2,110	FPL Group, Inc.	101,976
9,540	Southern Co.	316,346
		418,322
	Electrical Components & Equipment - 0.94%
2,570	Emerson Electric Co.	129,374

	Electronics - 0.71%
1,900	Thermo Fisher Scientific, Inc. (a)	97,736

	Engineering & Construction - 0.44%
1,310	Fluor Corp.	60,928

	Health Care Products - 3.83%
4,860	Johnson & Johnson	316,872
4,650	Medtronic, Inc.	209,390
		526,262
	Health Care Services - 1.98%
4,170	UnitedHealth Group, Inc. (a)	136,234
2,110	WellPoint, Inc. (a)	135,842
		272,076
	Insurance - 10.11%
2,580	ACE Ltd.	134,934
3,890	Berkshire Hathaway, Inc., Class B (a)	316,140
6,240	Loews Corp.	232,627
3,930	Manulife Financial Corp.	77,382
5,300	MetLife, Inc.	229,702
1,010	PartnerRe Ltd.	80,517
5,870	The Travelers Cos., Inc.	316,628
		1,387,930
	Internet - 1.49%
360	Google, Inc., Class A (a)	204,124

	Iron/Steel - 0.42%
1,260	Nucor Corp.	57,179

	Machinery-Construction & Mining - 1.50%
3,280	Caterpillar, Inc.	206,148

	Media - 3.02%
690	The McGraw-Hill Cos., Inc.	24,599
9,090	The Walt Disney Co.	317,332
2,020	Thomson Reuters Corp.	73,326
		415,257
	Mining - 1.00%
3,580	Barrick Gold Corp.	137,257

	Miscellaneous Manufacturing - 3.72%
1,430	3M Co.	119,505
17,395	General Electric Co.	316,589
1,030	Illinois Tool Works, Inc.	48,781
1,190	Leggett & Platt, Inc.	25,752
		510,627
	Oil & Gas - 8.71%
1,596	Apache Corp.	161,994
4,168	Chevron Corp.	316,059
6,180	ConocoPhillips Co.	316,231
4,728	Exxon Mobil Corp.	316,681
1,000	Occidental Petroleum Corp.	84,540
		1,195,505
	Oil & Gas Services - 2.71%
1,380	National Oilwell Varco, Inc.	56,000
4,990	Schlumberger Ltd.	316,665
		372,665
	Pharmaceuticals - 4.64%
80	Abbott Laboratories	4,214
8,470	Merck & Co., Inc.	316,355

See accompanying Notes to Portfolio of Investments.

1

Shares		Value

	Pharmaceuticals - (continued)
18,430	Pfizer, Inc.	$316,075
		636,644
	Retail - 5.81%
4,930	Lowe’s Cos., Inc.	119,503
1,410	McDonald’s Corp.	94,075
1,490	Target Corp.	78,374
5,705	Wal-Mart Stores, Inc.	317,198
5,080	Walgreen Co.	188,417
		797,567
	Semiconductors - 2.23%
3,300	Applied Materials, Inc.	44,484
11,770	Intel Corp.	262,000
		306,484
	Software - 2.97%
10,830	Microsoft Corp.	316,994
3,525	Oracle Corp.	90,557
		407,551
	Telecommunications - 6.02%
12,210	AT&T, Inc.	315,506
10,840	Cisco Systems, Inc. (a)	282,165
7,380	Verizon Communications, Inc.	228,928
		826,599
	Textiles - 0.51%
2,470	Cintas Corp.	69,382

	Transportation - 0.74%
1,585	United Parcel Service, Inc., Class B	102,090

	Total Common Stocks (Cost $11,659,497)	13,498,764

	Total Investments - 98.31% (Cost $11,659,497) (b)	13,498,764

	Other Assets
	Net of Liabilities - 1.69%	232,113

	Net Assets - 100.00%	$13,730,877

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes is $11,659,497.

Gross unrealized appreciation	$2,077,857
Gross unrealized depreciation	(238,590)
Net unrealized appreciation	$1,839,267

See accompanying Notes to Portfolio of Investments.

2

Industry Leaders Fund

Notes to the Portfolio of Investments

March 31, 2010

(unaudited)

A. Securities Valuation:

Securities Valuation - The Fund’s investments are valued bases on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would resonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s Net Asset Value per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. As of March 31, 2010, there was no securities being fair valued.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund’s net assets as of March 31, 2010 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/10	Price	Inputs	Inputs
Investments in Securities*	$13,498,764	$13,498,764	$—	$—

*Please refer to Schedule of Investments for industry breakdown.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

3

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Gerald P. Sullivan
Gerald P. Sullivan
President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN
Gerald P. Sullivan
Chief Financial Officer

Date:	May 21, 2010

EXHIBIT INDEX

(a)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.